Dodie Kent
                                                              Vice President and
                                                       Associate General Counsel
                                                                  (212) 314-3970
                                                                   Fax: 707-1791
[AXA EQUITABLE LOGO]

                                                                   March 4, 2010

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re: Separate Account No. 49 of AXA Equitable Life Insurance Company (the "Account") (Registration Nos. 333-05593 and 811-07659; 333-31131 and
          811-07659; 333-64749 and 811-07659; and 333-79379 and 811-07659;
          333-96177 and 811-07659; 333-60730 and 811-07659; 333-127445 and
          811-07659; 333-137206 and 811-07659; 333-142414 and 811-07659;
          333-160951 and 811-07659) (Accumulator, Accumulator Select, Accumulator Plus, Accumulator Express, Accumulator Advisor, Accumulator Elite, AXA Equitable Retirement Income for Life, Stylus, Emblem, and Retirement Cornerstone Series respectively)

Commissioners:

     AXA Equitable, on behalf of Registrant, has sent to contract owners the annual reports, for the period ended December 31, 2009, for the following underlying mutual funds ("Funds") in which Registrant invests:

  o  AXA Premier VIP Trust underlying funds:
     AXA Aggressive Allocation;
     AXA Conservative Allocation;
     AXA Conservative-Plus Allocation;
     AXA Moderate Allocation;
     AXA Moderate-Plus Allocation;
     Multimanager Aggressive Equity;
     Multimanager Core Bond;
     Multimanager International Equity;
     Multimanager Large Cap Core Equity;
     Multimanager Large Cap Growth;
     Multimanager Large Cap Value;
     Multimanager Mid Cap Growth;
     Multimanager Multi-Sector Bond;
     Multimanager Mid Cap Value;
     Multimanager Small Cap Growth;
     Multimanager Small Cap Value;
     Multimanager Technology.

  o  EQ Advisors Trust underlying funds:
     AXA Balanced Strategy;
     AXA Conservative Growth Strategy;
     AXA Conservative Strategy;
     AXA Growth Strategy;
     AXA Moderate Growth Strategy;
     AXA Tactical Manager 2000 I;
     AXA Tactical Manager 400 I;
     AXA Tactical Manager 500 I;
     AXA Tactical International I;
     EQ/AllianceBernstein International;
     EQ/AllianceBernstein Small Cap Growth;
     EQ/AXA Franklin Small Cap Value Core;
     EQ/BlackRock Basic Value Equity;
     EQ/BlackRock International Value;
     EQ/Boston Advisors Equity Income;
     EQ/Calvert Socially Responsible;
     EQ/Capital Guardian Growth;
     EQ/Capital Guardian Research;
     EQ/Common Stock Index;
     EQ/Core Bond Index;
     EQ/Davis New York Venture;
     EQ/Equity 500 Index;
     EQ/Equity Growth PLUS;
     EQ/Evergreen Omega;
     EQ/Franklin Core Balanced;
     EQ/Franklin Templeton Allocation;
     EQ/GAMCO Mergers and Acquisitions;
     EQ/GAMCO Small Company Value;
     EQ/Global Bond PLUS;
     EQ/Global Multi-Sector Equity;
     EQ/Intermediate Government Bond Index;
     EQ/International Core PLUS;
     EQ/International ETF;
     EQ/International Growth;
     EQ/JPMorgan Value Opportunities;
     EQ/Large Cap Core PLUS;
     EQ/Large Cap Growth Index;
     EQ/Large Cap Growth PLUS;
     EQ/Large Cap Value Index;
     EQ/Large Cap Value PLUS;
     EQ/Lord Abbett Growth and Income;
     EQ/Lord Abbett Large Cap Core;
     EQ/Mid Cap Index;
     EQ/Mid Cap Value PLUS;
     EQ/Money Market;
     EQ/Montag & Caldwell Growth;
     EQ/Mutual Large Cap Equity;
     EQ/Oppenheimer Global;
     EQ/PIMCO Ultra Short Bond;
     EQ/Quality Bond PLUS;
     EQ/Short Duration Bond;
     EQ/Small Company Index;
     EQ/T. Rowe Price Growth Stock;
     EQ/Templeton Global Equity;
     EQ/UBS Growth and Income;
     EQ/Van Kampen Comstock;
     EQ/Van Kampen Mid Cap Growth.

  o  AIM Variable Insurance Funds - Series II underlying funds:
     AIM V.I. Financial Services;
     AIM V.I. Global Real Estate;
     AIM V.I. International Growth;
     AIM V.I. Leisure;
     AIM V.I. Mid Cap Core Equity;
     AIM V.I. Small Cap Equity;

  o AllianceBernstein Variable Product Series Fund, Inc. - Class B underlying funds:
     AllianceBernstein Balanced Wealth Strategy;
     AllianceBernstein International Growth;

  o  American Century Variable Portfolios, Inc. - Class II underlying funds:
     American Century VP Large Company Value;
     American Century VP Mid Cap Value;

  o  BlackRock Variable Series Funds, Inc. - Class II underlying funds:
     BlackRock Global Allocation V.I.;
     BlackRock Large Cap Growth V.I.;

  o Fidelity(R) Variable Insurance Products Fund - Service Class 2 underlying funds:
     Fidelity(R) VIP Asset Manager: Growth
     Fidelity(R) VIP Contrafund(R);
     Fidelity(R) VIP Mid Cap;
     Fidelity(R) VIP Strategic Income;

  o Franklin Templeton Variable Insurance Products Trust - Class 2 underlying funds:
     Franklin Strategic Income Securities;
     Templeton Developing Markets Securities;
     Templeton Foreign Securities;
     Templeton Global Bond Securities;

  o Goldman Sachs Variable Insurance Trust - Variable Insurance Portfolios underlying funds:
     Goldman Sachs VIT Mid Cap Value;

  o  Ivy Funds Variable Insurance Portfolios underlying funds:
     Ivy Funds VIP Dividend Opportunities;
     Ivy Funds VIP Energy;
     Ivy Funds VIP Global Natural Resources;
     Ivy Funds VIP High Income;
     Ivy Funds VIP Mid Cap Growth;
     Ivy Funds VIP Science & Technology;
     Ivy Funds VIP Small Cap Growth;

  o  Lazard Retirement Series, Inc. underlying funds:
     Lazard Retirement Emerging Markets Equity;

  o  MFS (R) Variable Insurance Trust - Service Class underlying funds:
     MFS International Value;
     MFS Investors Growth Stock Series;
     MFS Investors Trust Series;
     MFS Technology;
     MFS Utilities Series;

  o  PIMCO Variable Insurance Trust - Adviser Class underlying funds:
     PIMCO CommodityRealReturn(R) Strategy;
     PIMCO Variable Insurance Trust Emerging Markets Bond;
     PIMCO Variable Insurance Trust Real Return Strategy;
     PIMCO Variable Insurance Trust Total Return;

  o  ProFunds underlying funds:
     ProFund VP Bear;
     ProFund VP Biotechnology;

  o  T.Rowe Price Equity Series, Inc. underlying funds:
     T.Rowe Price Health Sciences Portfolio II;

  o  VAN Eck Worldwide Insurance Trust - S Class underlying funds:
     VAN Eck Worldwide Hard Assets.

     Some of the funds listed above may not be available under every policy or contract offered by the Registrant.

     AXA Equitable understands that the Funds have filed or will file their reports with the Commission under separate cover.

     Please direct any question or comment to the undersigned.




                                                     Very truly yours,

                                                     /s/Dodie Kent
                                                     -------------
                                                        Dodie Kent


                      AXA EQUITABLE LIFE INSURANCE COMPANY
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104